Short-Term Investment (Details) - Schedule of investment income - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Gain from sales of short-term investments:
Trading securities	$ 3,945	$ 46,492
Held-to-maturity debt securities	17,189	32,093
Unrealized holding income:
Trading securities	82,241	20,989
Net investment income	$ 103,375	$ 99,574